Subsequent Events (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 08, 2021	Feb. 15, 2021	Jan. 31, 2021	Aug. 24, 2021	Mar. 17, 2021	Feb. 28, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 25, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Conversion rate				$ 0.50
Remaining outstanding principal balance				$ 20,000
Stock option shares issued	175,000						150,000	705,166
Shares issued upon cashless exercise							97,675	705,166
Stock Issued During Period, Value	$ 395,000	$ 940,000	$ 247,200		$ 515,000			$ 246,808		$ 644,250
Exercise price	$ 0.50	$ 0.50	$ 0.50		$ 0.50		$ 0.45	$ 0.35
Debt conversion converted instrument, shares issued	790,000	1,880,000	494,400		1,030,000
Market value							$ 1.29
Debt conversion description					as a result of the election by the Company to force convert all of the outstanding principal of certain convertible promissory notes issued in 2018 if the closing price of the Company’s common stock exceeds $1.00 per share for 10 consecutive trading days
Common stock shares issued											78,096,326	89,245,951	76,747,750
Warrants [Member]
Shares issued upon cashless exercise	97,015
Minimum [Member]
Market value	$ 1.44
Maximum [Member]
Market value	$ 1.63
First International Bank [Member]
Interest rate						1.00%			8.75%
April 14, 2020 [Member]
Note Payable											$ 299,300		$ 0
February 2021 [Member] | First International Bank [Member]
Debt conversion description											one interest payment on February 2, 2022, 47 monthly consecutive principal and interest payments of $6,366.89 each, beginning March 2, 2022, and one final principal and interest payment of $6,366.92 on February 2, 2026.
Note Payable											$ 299,380		$ 0
Interest rate											1.00%
Maturity Date											Apr. 14, 2026
March 30, 2021 [Member]
Common stock shares issued											25,000
March 23, 2021 [Member]
Common stock shares issued											500,000